General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
General And Administrative Expenses Tables [Line Items]
Disclosure Of General And Administrative Expense Tables Explanatory

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Outsourcing costs 829 478 451
Technology costs 912 558 502
Consulting, legal and audit fees 1,170 650 494
Real estate and logistics costs 832 679 507
Market data services 573 400 367
Marketing and communication 356 209 195
Travel and entertainment 279 205 156
Litigation, regulatory and similar matters
1
1,514 816 348
Other 10,085 7,123 5,981
of which: shared services costs charged by UBS Group AG or its subsidiaries 8,862 6,203 5,264
Total general and administrative expenses 16,548 11,118 9,001
1

Reflects the net increase,

including recoveries from third parties,

in provisions for litigation, regulatory

and similar matters recognized in

the income statement. Refer to

Note 18 for more information.

In 2024, in
accordance with the applicable contractual arrangements, UBS AG received a reimbursement of USD 177m from a direct subsidiary of UBS Group AG.